LOANS, FINANCING AND DEBENTURES - Rollforward in loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Opening balance	R$ 77,172,692	R$ 74,574,591
Fundraising, net issuances	15,692,905	10,944,794
Interest accrued	5,413,707	4,797,094
Monetary and exchange rate variations, net	17,728,324	(4,185,675)
Settlement of principal	9,410,807	4,296,447
Settlement of interest	5,241,389	4,728,998
Amortization of fundraising costs	80,099	67,333
Closing balance	R$ 101,435,531	R$ 77,172,692